Leases - Schedule of Balance Sheet Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ROU assets
ROU assets-operating leases	$ 2,476	$ 1,635
ROU assets-finance leases	1,205	0
Lease Right Of Use assets	$ 3,681	$ 1,635
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment, net	Premises and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Premises and equipment, net	Premises and equipment, net
Lease liabilities
Operating lease liabilities	$ 2,682	$ 1,678
Finance lease liabilities	1,205	0
Total lease liabilities, as reported	$ 3,887	$ 1,678